Operating Segments (Sales by Geographical Location of the Customer) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [Line Items]
Sales	$ 6,841	$ 7,536	$ 10,015
% of sales	100.00%	100.00%	100.00%
Brazil [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,228	$ 1,530	$ 2,200
% of sales	18.00%	20.00%	22.00%
USA [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,176	$ 1,262	$ 1,457
% of sales	17.00%	17.00%	15.00%
China [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,068	$ 1,059	$ 1,495
% of sales	16.00%	14.00%	15.00%
United Kingdom [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 317	$ 428	$ 448
% of sales	5.00%	6.00%	4.00%
Germany [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 315	$ 340	$ 417
% of sales	5.00%	5.00%	4.00%
Spain [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 301	$ 348	$ 365
% of sales	4.00%	5.00%	4.00%
Israel [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 285	$ 274	$ 344
% of sales	4.00%	4.00%	3.00%
France [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 256	$ 254	$ 305
% of sales	4.00%	3.00%	3.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 197	$ 196	$ 505
% of sales	3.00%	3.00%	5.00%
Netherlands [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 149	$ 171	$ 264
% of sales	2.00%	2.00%	3.00%
Other Country Member
Disclosure of geographical areas [Line Items]
Sales	$ 1,549	$ 1,674	$ 2,215
% of sales	22.00%	21.00%	22.00%